Consolidated Balance Sheets (CAD)	Feb. 28, 2015	Feb. 28, 2014
Current
Cash	1,702,922	2,393,784
Accounts receivable	303,132	499,337
Inventory	1,316,626	586,513
Prepaid expenses and deposits	289,583	173,841
Total Current Assets	3,612,263	3,653,475
Property, plant and equipment	9,099,246	9,334,800
Deferred tax assets	2,043,603	2,152,567
Total Assets	14,755,112	15,140,842
Current
Accounts payable and accrued liabilities	1,561,289	1,961,419
Current portion of long-term debt	0	75,027
Total Current Liabilities	1,561,289	2,036,446
Derivative Liability - non-employee stock options	120,337	284,195
Total Liabilities	1,681,626	2,320,641
Shareholders' Equity
Share Capital Authorized 500,000,000 common shares without par value 20,000,000 preferred shares without par value Issued 2,900,542 common shares (2014 - 2,912,997)	32,401,440	32,713,370
Additional paid-in capital	18,591,391	18,361,758
Accumulated other comprehensive income - currency translation adjustment	577,916	577,916
Accumulated deficit	(38,497,261)	(38,832,843)
Total Stockholders Equity	13,073,486	12,820,201
Total Liabilities and Shareholders' Equity	14,755,112	15,140,842